Related party transactions (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Key management remuneration
Salaries and benefits	$ 3,021,055	$ 2,949,120
Share-based payments	1,460,915	2,966,651
Key management remuneration	4,481,970	5,915,771
Key management personnel of entity or parent
Related party transactions
Amount owed included in accounts payable and accrued liabilities	$ 0	$ 0